CURRENT LIABILITIES - Bank Indebtedness (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Feb. 01, 2018
CURRENT LIABILITIES
Outstanding borrowings	$ 2,263,710	$ 1,217,359
Credit Facility
CURRENT LIABILITIES
Borrowing capacity			$ 500,000
Percentage of minimum aggregate amount			66.66%
Additional borrowing capacity			$ 100,000
Drawn from credit facility	0	0
Letters of credit
CURRENT LIABILITIES
Outstanding borrowings	$ 1,000	$ 1,000